LONG-TERM LOAN (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
September 12, 2019	$ 12,000
September 12, 2020	19,250
September 12, 2021	24,750
September 12, 2022	32,000
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 88,000